UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21237

                              Unified Series Trust

         431 North Pennsylavania Avenue, Indianapolis, IN 46204

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   06/04
                        --------------------

Date of reporting period:  06/30/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



================================================================================
                                Auxier Focus Fund
================================================================================












                                  Annual Report

                                  June 30, 2004








                                  Fund Advisor:

                          Auxier Asset Management, LLC
                             5000 S. W. Meadows Rd.
                                    Suite 410
                              Lake Oswego, OR 97035


                    Toll Free: 877-3Auxier or (877) 328-9437

1





                                AUXIER FOCUS FUND
                               PERFORMANCE UPDATE
                                  JUNE 30, 2004

------------------------------------------------------------------------------------------------------------------
                                             Average Annual Total Returns
                                          (for periods ended June 30, 2004)

                                       3 months        6 months          1 year      3 years        Since Inception
                                       --------        --------          -------     -------
                                                                                                     (July 9, 1999)
                                                                                                     --------------
Auxier Focus Fund                         0.37%         2.92%          19.17%          8.03%                 8.02%
S&P 500 Index                             1.72%         3.44%          19.11%         -0.70%                -2.66%
-----------------------------------------------------------------------------------------------------------------------

                  Auxier Focus           S&P 500
                  Fund                   Index
                ($14,673)               ($8,737)

     6/30/1999
      7/9/1999              10,000.00             10,000.00
    12/31/1999              10,293.80             10,519.48
     6/30/2000              10,022.91             10,474.59
    12/31/2000              10,711.08              9,562.02
     6/30/2001              11,637.61              8,921.75
    12/31/2001              12,067.67              8,426.50
     6/30/2002              11,646.22              7,318.07
    12/31/2002              11,247.77              6,564.73
     6/30/2003              12,312.46              7,336.19
    12/31/2003              14,256.24              8,445.92
     6/30/2004              14,672.71              8,736.52

    [GRAPHIC OMITTED][GRAPHIC OMITTED]
    The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends and capital gains. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month end may be obtained at www.auxierasset.com.

    For a prospectus and more information, including charges and expenses, call toll free 1-877-328-9437. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost. Distributed by Unified Financial Securities, Inc, 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Auxier Focus Fund ended the second quarter of 2004 with a three-month return of 0.37%, a sixth-month return of 2.92%, and a 12-month return of 19.17%. This compares with the S&P 500 Index returns of 1.72%, 3.44% and 19.11% for the respective periods. From inception, July 9, 1999, through June 30, 2004, the Fund's cumulative total return was +46.73% while the S&P 500's cumulative total return for the same period was -12.54%. As a result, the Fund has outperformed the S&P 500 Index since its inception on a cumulative basis by 59.27%.

Although our stocks performed generally in line with the market, our interest rate sensitive "work-out" positions hurt overall performance.

THE GENERAL MARKET

Last quarter I commented that bond investors were not being adequately compensated for the risks fostered by enormous government stimulation. Subsequently, treasuries suffered their worst quarterly decline since 1980. Total Return on the 30-year bond declined 6.17% during the second quarter of 2004.

CONSUMER DEBT

Abnormally low short-term interest rates have led to a sharp increase in debt accumulation by Americans. Household debt, which includes credit cards and mortgage, home-equity and auto loans, currently exceeds $9 trillion. Close to 40% of this total has been incurred over the past four years. Nearly half is variable rate in nature. Some 60% of credit card balances are rolled over monthly at rates as high as 22%. Thrift is a badly needed virtue in this country.

The rule on debt is to never to borrow against depreciating assets. This normally includes consumer goods such as cars, boats, etc. It also includes assets that are grossly overpriced. To overpay is bad enough, but when you add borrowed money to the mix it can lead to painful consequences.

CHINA

China has become such a powerful economic force that changes in its policies can have a meaningful ripple effect on many other countries and companies. Earlier this year, the Chinese government started to implement credit curbs together with a tightening of investment regulations. There have been over 30 separate tightening moves by Chinese policymakers in recent months. As demand slows, many multinational firms can find growth projections too optimistic leading to inventory problems and subsequent margin compression.

THE GOOD NEWS ON RISING RATES

Looking back over the past 25 years, some of our best long-term buying opportunities took place after a series of rate increases. In 1987, rates rose steadily from 7% to 10% leading to the crash and unbelievable markdowns across the board. In 1994, long rates rose from 5.75% to 8%. Purchases in 1994 led to strong returns in 1995-97. Periods of tight money should be viewed as unique opportunities to buy quality assets on sale. The mistakes made during the "easy money" years become very obvious in a tightening cycle. We believe that opportunities abound for value-minded vultures.

PORTFOLIO SAFEGUARDS

At all times we try to have a portion of the Fund's portfolio invested in securities that we believe are insulated from the overall market. We always want to have liquidity to take advantage of distressed situations. The returns of these securities are dependent more on a managerial corporate action as opposed to the general supply/demand of the auction markets. As market levels rise and the corresponding risk increases we move to more conservative investments that tend to have a timetable. Then, when the general market declines, we optimally move into securities of what we believe are undervalued, high quality, high return businesses. In general, we need to have the double or triple play upside in this area before we commit funds. We like the odds to be very favorable on a potential risk/reward basis.

NO PREMIUM FOR QUALITY

The price dispersion between high quality and low quality stocks has recently compressed to a 20-year low. This means that high quality stocks have lost their historical premium valuations to the market and are starting to look attractive versus other stocks and asset classes.

Ironically, just as quality is being priced more reasonably, interest rates are beginning to rise and earnings gains are decelerating. This kind of fundamental backdrop historically has favored the stronger, industry leading company, especially those with solid balance sheets and free cash flow. When money is tight, assets are cheaper and the self-funding leaders get stronger. Companies with tremendous free cash flow have the financial flexibility to buy back stock, raise dividends or make attractively priced acquisitions.

FINAL THOUGHTS

The auction markets in general provide investors with a wide array of opportunities to achieve returns. Too often ego, emotion and irrational behavior get in the way of optimal performance. We strive to adhere to a systematic, low risk approach based on research and facts. As Ben Graham stated in The Intelligent Investor, "proper temperament + proper intellectual framework = rational behavior."

HOUSEKEEPING

The Fund maintains Morningstar's highest rating, with an overall 5 Stars based on annualized total return for the three-year period ending June 30, 2004 (out of 591 Moderate Allocation Funds).

Since inception, Jeff Auxier, the Fund's portfolio manager has maintained a substantial personal investment in the Fund, and has committed to retaining his investment as long as he serves as portfolio manager to the Fund.


Morningstar Inc.
(C)2003 Morningstar, Inc. All rights reserved. Data is the proprietary information of Morningstar, Inc. and may not be copied or redistributed. While this section has been prepared in cooperation with Morningstar, Inc., the information used is not represented to be correct, complete, or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages, or other losses resulting from the use of this information. The Auxier Focus Fund has not been ranked by Morningstar Inc. for its 5 and 10 year returns since the fund's inception date does not cover these periods. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. Past performance is no guarantee of future results.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004


COMMON STOCKS - 64.00%                                                         Shares              Value
                                                                            -------------      --------------

Accident & Health Insurance - 2.18%
Aon Corp.                                                                         12,500       $     355,875
Unumprovident Corp.                                                               65,300           1,038,270
                                                                                               --------------
                                                                                                   1,394,145
                                                                                               --------------
Air Transportation, Scheduled - 0.10%
Southwest Airlines Co.                                                             4,000              67,080
                                                                                               --------------
Aircraft - 0.36%
Boeing Co.                                                                         4,500             229,905
                                                                                               --------------
Beverages - 1.20%
Diageo Plc. (a)                                                                   14,000             766,500
                                                                                               --------------
Biological Products- 0.75%
Amgen, Inc. (b)                                                                    8,750             477,488
                                                                                               --------------
Bottled & Canned Soft Drinks & Carbonated Waters - 0.26%
National Beverage Corp.                                                           17,000             168,810
                                                                                               --------------
Cable & Other Pay Television Services - 0.25%
Liberty Media Corp. - Class A (b)                                                  8,247              74,141
Liberty Media International                                                        2,312              85,788
                                                                                               --------------
                                                                                                     159,929
                                                                                               --------------
Commercial Banks - 0.78%
City Bank of Lynnwood, WA                                                         15,500             496,310
                                                                                               --------------

Electric Housewares & Fans - 0.23%
Helen of Troy Ltd. (b)                                                             4,000             147,480
                                                                                               --------------

Electric Services - 0.85%
Duke Energy Inc.                                                                  24,000             486,960
IDACORP, Inc.                                                                      2,000              54,000
                                                                                               --------------
                                                                                                     540,960
                                                                                               --------------
Electronic Computers - 0.10%
Ceridian Corp. (b)                                                                 3,000              67,500
                                                                                               --------------
Electronic Connectors - 0.60%
Tyco International Ltd.                                                           11,500             381,110
                                                                                               --------------
Federal & Federally - Sponsored Credit Agencies - 2.15%
Federal Home Loan Mortgage Corp (Freddie Mac)                                     14,900             943,170
Federal National Mortgage Association (Fannie Mae)                                 6,000             428,160
                                                                                               --------------
                                                                                                   1,371,330
                                                                                               --------------
Finance Services - 1.23%
American Express Co.                                                               6,400             328,832
First Data Corp.                                                                  10,220             454,994
                                                                                               --------------
                                                                                                     783,826
                                                                                               --------------
Fire, Marine & Casualty Insurance - 3.94%
American International Group, Inc.                                                 6,000             427,680
Berkshire Hathaway, Inc. - Class B (b)                                                35             103,425
Chubb Corp.                                                                        2,500             170,450
SAFECO Corp.                                                                       4,000             176,000
St. Paul Travelers Companies, Inc.                                                33,577           1,361,212
Montpelier RE Holdings LTD                                                         7,950             277,850
                                                                                               --------------
                                                                                                    2,516,617
                                                                                               --------------
See accompanying notes which are an integral part of the financial statements.
                                        4







Auxier Focus Fund
Schedule of Investments-continued
June 30, 2004

Common Stock-continued 64.00%
                                                                               Shares              Value
                                                                            -------------      --------------
Food & Kindred Products - 2.14%
Altria Group, Inc.                                                                18,900           $ 945,945
Kraft Foods, Inc.                                                                  9,000             285,120
Nestle Sa (a)                                                                      2,000             133,344
                                                                                               --------------
                                                                                                   1,364,409
                                                                                               --------------
Games, Toys & Children's Vehicles - 0.19%
Leapfrog Enterprises, Inc. (b)                                                     6,000             119,340
                                                                                               --------------
Hospital & Medical Service Plans - 2.40%
Anthem, Inc. (b)                                                                   8,000             716,480
First Health Group Corp. (b)                                                      52,271             815,950
                                                                                               --------------
                                                                                                   1,532,430
                                                                                               --------------
Insurance Agents Brokers & Services - 0.27%
Marsh & McLennan Companies, Inc. (b)                                               3,750             170,175
                                                                                               --------------
Iron & Steel Foundries - 0.16%
Precision Castparts Corp.                                                          1,900             103,911
                                                                                               --------------
Laboratory Analytical Instruments - 0.06%
Waters Corp.                                                                         850              40,613
                                                                                               --------------
Metalworking Machinery & Equipment - 0.14%
SPX Corp.                                                                          2,000              92,880
                                                                                               --------------
Miscellaneous Fabricated Metal Products - 1.39%
Assurant Inc.                                                                     33,600             886,368
                                                                                               --------------
Miscellaneous Shopping Goods Stores - 0.08%
Office Depot, Inc. (b)                                                             3,000              53,730
                                                                                               --------------
Motorcycles, Bicycles & Parts - 0.10%
Harley-Davidson, Inc.                                                              1,000              61,940
                                                                                               --------------
National Commercial Banks - 3.51%
Bank of America Corp.                                                             10,104             855,000
Bank One Corp.                                                                     4,200             214,200
Citigroup, Inc.                                                                   21,343             992,450
MBNA Corp.                                                                         7,000             180,530
                                                                                               --------------
                                                                                                   2,242,180
                                                                                               --------------


Natural Gas Transmission - 0.19%                                                  15,000             118,200
El Paso Corp.                                                                                  --------------

Oil & Gas Exploration & Production - 0.09%
Petroleo Brasileiro (a)                                                            1,950              54,737
                                                                                               --------------
Oil & Gas Field Services - 0.40%
Willbros Group, Inc. (b)                                                          17,000             256,190
                                                                                               --------------
Operative Builders - 0.27%
D.R. Horton, Inc.                                                                  6,075             172,530
                                                                                               --------------
Paperboard Containers & Boxes - 0.25%
Longview Fibre Co. (b)                                                            11,000             162,030
                                                                                               --------------
Petroleum Refining - 0.63%
ChevronTexaco Corp.                                                                4,000             376,440
PetroChina Company Limited ADR (a)                                                   500              23,150
                                                                                               --------------
                                                                                                   399,590
                                                                                               --------------
See accompanying notes which are an integral part of the financial statements.
                                       5




Auxier Focus Fund
Schedule of Investments-continued
June 30, 2004

Common Stock- 64.00% continued
                                                                               Shares              Value
                                                                            -------------      --------------
Pharmaceutical Preparations - 4.10%
Johnson & Johnson                                                                 13,700           $ 763,090
Merck & Co., Inc.                                                                  7,600             361,000
Pfizer, Inc.                                                                       8,500             291,380
Wyeth                                                                             33,300           1,204,128
                                                                                               --------------
                                                                                                   2,619,598
                                                                                               --------------
Property Management - 0.16%
FirstService Corp. (b)                                                             4,000             100,000
                                                                                               --------------
Radio & Tv Broadcasting & Communications Equipment - 0.43%
Motorola, Inc.                                                                     4,975              90,794
Nokia Corp. (a)                                                                   12,500             181,750
                                                                                               --------------
                                                                                                     272,544
                                                                                               --------------

Radiotelephone Communications - 1.63%
AT&T Wireless Services, Inc. (b)                                                  42,000             601,440
Telefonos De Mexico S.A.(a)                                                       13,200             439,164
                                                                                               --------------
                                                                                                   1,040,604
                                                                                               --------------

Real Estate Investment Trusts - 0.92%
Plum Creek Timber Co., Inc.                                                       18,000             586,440
                                                                                               --------------
Refuse Systems - 0.21%
Waste Management, Inc.                                                             4,400             134,860
                                                                                               --------------
Retail - Drug Stores & Proprietary Stores - 2.61%
CVS Corp.                                                                         19,800             831,996
Medco Health Solutions, Inc. (b)                                                  17,675             662,813
Chronimed Inc                                                                     21,000             171,150
                                                                                               --------------
                                                                                                   1,665,959
                                                                                               --------------

Retail - Eating Places - 1.20%
CBRL Group, Inc.                                                                   4,900             151,165
McDonald's Corp.                                                                   8,000             208,000
Yum!  Brands, Inc.                                                                11,000             409,420
                                                                                               --------------
                                                                                                     768,585
                                                                                               --------------


Retail - Grocery Stores - 1.67%
Kroger Corp.(b)                                                                   14,500             263,900
Safeway, Inc. (b)                                                                 31,600             800,744
                                                                                               --------------
                                                                                                   1,064,644
                                                                                               --------------
Retail - Jewelry Stores - 0.12%
Zale Corp. (b)                                                                     2,800              76,328
                                                                                               --------------
Retail - Lumber & Other Building Materials Dealers - 0.11%
Home Depot, Inc.                                                                   2,000              70,400
                                                                                               --------------
Retail - Variety Stores - 0.26%
Costco Wholesale Corp.                                                             4,000             164,280
                                                                                               --------------
Savings Institution, Federally Chartered - 0.11%
Washington Federal, Inc.                                                           2,860              68,640
                                                                                               --------------
Savings Institutions, Not Federally Chartered - 1.36%
Washington Mutual, Inc.                                                           22,400             865,536
                                                                                               --------------
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.81%
The BISYS Group, Inc. (b)                                                         36,700             516,002
                                                                                               --------------
Services - Advertising - 0.14%
Valassis Communications, Inc. (b)                                                  3,000              91,410
                                                                                               --------------

See accompanying notes which are an integral part of the financial statements.
                                       6

Auxier Focus Fund
Schedule of Investments-continued
June 30, 2004

Common Stock- 64.00% continued
                                                                               Shares              Value
                                                                            -------------      --------------
Services - Advertising Agencies - 1.25%
Catalina Marketing Corp. (b)                                                      22,900           $ 418,841
The Interpublic Group of Co., Inc. (b)                                            27,500             377,575
                                                                                               --------------
                                                                                                     796,416
                                                                                               --------------
Services - Business Services - 1.46%
Efunds Corp. (b)                                                                  53,400             934,500
                                                                                               --------------
Services - Computer Processing & Data Preparation - 1.80%
Automatic Data Processing, Inc.                                                   11,000             460,680
IMS Health, Inc.                                                                  25,000             586,000
SunGard Data Systems, Inc. (b)                                                     4,000             104,000
                                                                                               --------------
                                                                                                   1,150,680
                                                                                               --------------

Services - Computer Programming, Data Processing, Etc. - 0.60%
Electronic Data Systems Corp.                                                     20,000             383,000
                                                                                               --------------

Services - Educational Services - 0.51%
ITT Educational Services, Inc. (b)                                                 8,100             307,962
Universal Technical Institute, Inc. (b)                                              500              19,990
                                                                                               --------------
                                                                                                     327,952
                                                                                               --------------
Services - General Medical & Surgical Hospitals - 2.99%
HCA, Inc.                                                                         10,000             415,900
Health Management Associates, Inc.                                                54,200           1,215,164
Tenet Healthcare Corp. (b)                                                        21,000             281,610
                                                                                               --------------
                                                                                                   1,912,674
                                                                                               --------------
Services - Home Health Care Services - 0.13%
Apria Healthcare Group, Inc. (b)                                                   3,000              86,100
                                                                                               --------------
Services - Management Consulting Services - 0.91%
Maximus, Inc. (b)                                                                 16,400             581,544
                                                                                               --------------
Services - Medical Laboratories - 1.22%
Laboratory Corp. of America Holdings (b)                                          19,600             778,120
                                                                                               --------------
Services - Misc Health & Allied Services - 1.14%
Lincare Holdings, Inc. (b)                                                        22,100             726,206
                                                                                               --------------
Services - Motion Picture & Video Tape Production - 0.79%
Time Warner, Inc. (b)                                                             28,600             502,788
                                                                                               --------------
Services - Packaged Software - 0.31%
Equifax, Inc.                                                                      8,000             198,000
                                                                                               --------------

Services - Personal Services - 0.43%
Weight Watchers International, Inc. (b)                                            6,950             272,023
                                                                                               --------------

Services - Prepackaged Software - 0.22%
Microsoft Corp.                                                                    5,000             142,800
                                                                                               --------------

Services - Specialty Outpatient Facilities - 0.25%
SeraCare, Inc. (b)                                                                12,450             161,850
                                                                                               --------------

Services - Video Tape Rental - 0.91%
Hollywood Entertainment Corp. (b)                                                 43,700             583,832
                                                                                               --------------
State Commercial Banks - 0.41%
Bank of New York, Inc.                                                             2,000              58,960
Cascade Financial Corp.                                                            2,500              43,750
Fifth Third Bancorp                                                                3,000             161,340
                                                                                               --------------
                                                                                                     264,050
                                                                                               --------------


See accompanying notes which are an integral part of the financial statements.
                                       7






Auxier Focus Fund
Schedule of Investments-continued
June 30, 2004

Common Stock- 64.00% continued
                                                                               Shares              Value
                                                                            -------------      --------------
Surety Insurance - 0.48%
The PMI Group, Inc.                                                                7,000           $ 304,640
                                                                                               --------------
Surgical & Medical Instruments & Apparatus - 1.82%
Baxter International, Inc.                                                        13,500             465,885
Guidant Corp.                                                                     11,600             648,208
Utah Medical Products, Inc.                                                        1,762              46,552
                                                                                               --------------
                                                                                                   1,160,645
                                                                                               --------------
Television Broadcasting Stations - 0.49%
Grupo Televisa, S.A.(a)                                                            6,900             312,363
                                                                                               --------------
Tobacco Products - 0.14%
UST, Inc.                                                                          2,500              90,000
                                                                                               --------------
Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.66%
AmerisourceBergen Corp.                                                            3,000             179,340
Priority Healthcare Corp. - Class B (b)                                           66,144           1,518,005
                                                                                               --------------
                                                                                                   1,697,345
                                                                                               --------------
TOTAL COMMON STOCKS (Cost $35,448,907)                                                            40,873,601
                                                                                               --------------

                                                                             Principal
                                                                            -------------
Corporate Bonds -7.47%
Coastal Corp. Note, 6.700%, 02/15/2027                                         $ 190,000             179,075
Coastal Corp. Note, 6.500%, 06/1/2008                                            115,000             104,075
Coastal Corp. Note, 7.5%, 08/15/2006                                             220,000             218,350
Danka Business Systems, 10.000%, 4/1/2008                                        100,000              90,750
Duke Capital Corp., 7.250%, 10/1/2004                                            360,000             364,292
Electronic Data Systems Corp 6.85%, 10/15/2004                                   200,000             202,010
Finova Capital Corp., 7.500%, 11/15/2009                                         332,112             183,492
Fruit of the Loom, 7.375%, 11/15/2023                                             50,000                   -
GMAC, 5.750%, 10/15/2006                                                         100,000             101,550
GMAC, 6.875%, 09/15/2011                                                         200,000             205,348
General Motors Corp., 7.125%, 7/15/2013                                          135,000             138,881
Indianapolis Power & Light Co., 8.000%, 10/15/2006                               255,000             275,733
Indianapolis Power & Light Co., 7.375%, 8/1/2007                                  65,000              70,021
Monongahela Power, 5.000%, 10/01/2006                                             50,000              51,301
Newpark Resource, Inc., 8.625%, 12/15/2007                                        50,000              51,000
Sierra Pacific Power Company, 8.00%, 06/01/2008                                  275,000             290,813
Southern California Edison, 6.375%, 01/15/2006                                    50,000              52,304
Mirant Corp., 7.900%, 7/15/2009 (c)                                              200,000             113,000
Tenet Healthcare Corp., 6.375%, 12/1/2011                                        445,000             391,600
Transportacion Maritima Mexica, 9.500%, 5/15/2003 (a) (d)                         70,000              66,850
Tyco International Ltd. Note, 5.875%, 11/01/2004                                  50,000              50,587
Waste Management, Inc., 7.000%, 05/15/2005                                        51,000              52,413
Waste Management, Inc., 7.650%, 03/15/2011                                       571,000             647,523
Waste Management, Inc., 7.375%, 08/01/2010                                        94,000             105,743
CE Electric UK Funding, 6.853%, 12/30/2004 (c)                                   755,000             767,694
                                                                                               --------------
TOTAL CORPORATE BONDS (Cost $4,825,281)                                                            4,774,405
                                                                                               --------------
Municipal Bonds - 1.52%

Ontario Hydro Residual Strip, 0.00%,  10/15/2021 (b)                           1,095,000             289,512
Ontario Hydro Residual Strip, 0.00%,  8/18/2022 (b)                              235,000              58,101
Ontario Hydro Residual Strip, 0.00%,  10/1/2020 (b)                            1,500,000             426,797
Ontario Hydro Residual Strip, 0.00%,  11/27/2020 (b)                             706,000             198,510
                                                                                               --------------

TOTAL MUNICIPAL BONDS (Cost $920,494)                                                                972,920
                                                                                               --------------

See accompanying notes which are an integral part of the financial statements.
                                       8



Auxier Focus Fund
Schedule of Investments-continued
June 30, 2004

Preferred Stocks-3.28%                                                         Shares              Value
                                                                            -------------      --------------

AEP Texas Central Co.  4.00%                                                         305            $ 19,520
Boston Edison Co.  4.25%                                                             200              13,550
Cincinnati Gas & Electric 4%                                                         400              28,400
Cincinnati Gas & Electric 4.75%                                                      300              25,950
Connecticut Light & Power Co.  $2.00                                               1,000              28,000
Connecticut Light & Power Co.  3.90%                                               1,500              42,000
Connecticut Light & Power Co.  $1.90                                               1,500              39,750
Dayton Power & Light Co.  3.90%                                                    1,500              99,375
Great Plains Energy Inc.  4.50%                                                    1,300              92,300
Hawaiian Electric Co.  4.25%                                                       4,000              49,000
Indianapolis Power & Light Co.  4.00%                                                300              13,200
MidAmerican Energy Co.  3.90%                                                         80               5,360
MidAmerican Energy Co.  3.30%                                                         78               4,309
Monongahela Power Co.  4.40%                                                         100               7,510
Northern Indiana Public Services Co.  4.25%                                        1,300              89,700
Pacific Enterprises Inc.  4.50%                                                    1,000              70,000
PECO Energy Co.  3.80%                                                               400              26,000
Public Service Electric & Gas Co.  4.08%                                             945              68,513
TXU US Holdings Co.  $5.08                                                           600              44,400
Westar Energy Inc.  4.25%                                                            300              19,341
El Paso Corp                                                                       2,000              58,500
Unumprovident Corp                                                                 9,800             328,300
St Paul Cos                                                                       12,500             925,250
                                                                                               --------------
TOTAL PREFERRED STOCK (cost $1,915,020)                                                            2,098,228
                                                                                               --------------

                                                                             Principal
                                                                            -------------
Asset Backed Obligations - 0.85%
Scotia Pacific, 7.11%, 7/20/2008                                                 478,663             489,572
Scotia Pacific, 6.55%, 7/20/2008                                                 235,000              55,377
                                                                                               --------------
TOTAL ASSET BACKED OBLIGATIONS (Cost $530,130)                                                       544,949
                                                                                               --------------


Exchange Traded Funds - 0.25%                                                  Shares
                                                                           -------------

iShares MSCI Germany Index Fund                                                   10,000             161,600
                                                                                               --------------
TOTAL EXCHANGE TRADED FUNDS (Cost $94,200)                                                           161,600
                                                                                               --------------

Money Market Securities - 23.68%
Huntington Money Market-Investment Shares, 0.20% (f)                          10,130,280          10,130,280
Huntington US Treasury Money Market Fund-Investment Shares 0.20% (f)           5,000,000           5,000,000
                                                                                               --------------

Total Money Market Securities (Cost, $15,130,280)                                                  15,130,280
                                                                                               --------------
TOTAL INVESTMENTS (Cost $58,864,312) - 101.05%                                                 $   64,555,983
                                                                                               --------------
Cash and other assets less liabilities - (1.05)%                                                    (671,421)
                                                                                               --------------
TOTAL NET ASSETS - 100.00%                                                                     $   63,884,562
                                                                                               ==============


(a)   American Depository Receipt
(b)   Non-income producing.
(c)   Private placement bond
(d) The bond is in default and past its maturity date. The company is in negotiations with bondholders to pay the bond.
(e)   Foreign bond
(f)   Variable rate security; the coupon rate shown represents the rate at June
      30, 2004

See accompanying notes which are an itegral part of the financial statements.
                                        9

Auxier Focus Fund Statement of Assets and Liabilities
June 30, 2004



Assets
Investments in securities:

      At cost                                                                       $ 58,864,312
                                                                                 ================
      At value                                                                        64,555,983

Interest receivable                                                                       86,271
Dividends receivable                                                                      28,300
Receivable for investments sold                                                          765,118
Receivable for fund shares sold                                                          262,397
                                                                                 ----------------
     Total assets                                                                     65,698,069
                                                                                 ----------------

Liabilities
Accrued advisory fees                                                                     66,578
Payable for investments purchased                                                      1,744,284
Payable fund shares redeemed                                                               2,645
                                                                                 ----------------
     Total liabilities                                                                 1,813,507
                                                                                 ----------------

Net Assets                                                                          $ 63,884,562
                                                                                 ================

Net Assets consist of:
Paid in capital                                                                     $ 57,574,982
Undistributed net investment income                                                      182,578
Undistributed net realized gain on investments                                           435,331
Net unrealized appreciation on investments                                             5,691,671
                                                                                 ----------------

Net Assets                                               `                          $ 63,884,562
                                                                                 ================

Shares outstanding (unlimited number of shares authorized, no par value)               4,649,859
                                                                                 ----------------

Net Asset Value,
Offering price and redemption price per share                                            $ 13.74
                                                                                 ================
See accompanying notes which are an integral part of the financial statements.

                                       10

Auxier Focus Fund
Statement of Operations
Year ended June 30, 2004



Investment Income
Dividend income                                                                         $ 487,107
Interest income                                                                           437,213
                                                                                 -----------------
  Total Income                                                                            924,320
                                                                                 -----------------

Expenses
Investment advisor fee                                                                     536,482
Trustee fees                                                                                 1,469
                                                                                 -----------------
  Total Expenses                                                                           537,951
Waived expenses                                                                             (1,469)
                                                                                  -----------------
Net operating expenses                                                                      536,482
                                                                                  -----------------
Net Investment Income                                                                       387,838
                                                                                  -----------------


Realized & Unrealized Gain
Net realized gain on investment securities                                                   490,819
Net change in unrealized appreciation/(depreciation) on investment securities              4,811,194
                                                                                   -----------------
Net realized and unrealized gain on investment securities                                  5,302,013
                                                                                   -----------------
Net increase in net assets resulting from operations                                     $ 5,689,851
                                                                                   =================

See accompanying notes which are an integral part of the financial statements

                                       11

Auxier Focus Fund
Statements of Changes In Net Assets


                                                                                    Year ended              Year ended
Increase (Decrease) in Net Assets due to:                                         June 30, 2004            June 30, 2003
                                                                                -------------------      ------------------
Operations
  Net investment income                                                                  $ 387,838               $ 375,499
  Net realized gain (loss) on investment securities                                        490,819                 (44,938)
  Net change in unrealized appreciation/(depreciation) on investments                    4,811,194               1,120,832
                                                                                -------------------      ------------------
  Net increase in net assets resulting from operations                                   5,689,851               1,451,393
                                                                                -------------------      ------------------
Distributions
  From net investment income                                                              (452,175)               (172,069)
  From net realized gain                                                                         -                (289,084)
                                                                                -------------------      ------------------
  Total distributions                                                                     (452,175)               (461,153)
                                                                                -------------------      ------------------
Capital Share Transactions
  Proceeds from shares sold                                                             36,909,246              11,831,518
  Reinvestment of distributions                                                            451,024                 460,746
  Amount paid for shares repurchased                                                    (3,853,565)             (4,780,526)
                                                                                -------------------      ------------------
  Net increase in net assets resulting
     from share transactions                                                            33,506,705               7,511,738
                                                                                -------------------      ------------------
Total Increase in Net Assets                                                            38,744,381               8,501,978
                                                                                -------------------      ------------------

Net Assets
  Beginning of year                                                                     25,140,181              16,638,203
                                                                                -------------------      ------------------

  End of year                                                                         $ 63,884,562            $ 25,140,181
                                                                                ===================      ==================

Undistributed net investment income                                                      $ 182,578               $ 246,914
                                                                                -------------------      ------------------

Capital Share Transactions
  Shares sold                                                                            2,752,156               1,099,134
  Shares issued in reinvestment of distributions                                            34,143                  42,940
  Shares repurchased                                                                      (289,608)               (458,027)
                                                                                -------------------      ------------------

  Net increase from capital transactions                                                 2,496,691                 684,047
                                                                                ===================     ==================

See accompanying notes which are an integral part of the financial statements.
                                       12

Auxier Focus Fund
Financial Highlights





                                           Year ended      Year ended       Year ended     Year ended       Period ended
                                         June 30, 2004    June 30, 2003   June 30, 2002  June 30, 2001     June 30, 2000 (a)
                                         --------------  --------------- --------------- --------------  ---------------

Selected Per Share Data
Net asset value, beginning of period           $ 11.68          $ 11.33         $ 11.43         $ 9.99          $ 10.00
                                         --------------  --------------- --------------- --------------  ---------------
Income from investment operations
  Net investment income (loss)                    0.13 (b)         0.20            0.08           0.17             0.18
  Net realized and unrealized gain (loss)         2.10             0.42           (0.07)          1.43            (0.16)
                                         --------------  ---------------   --------------  --------------  --------------

Total from investment operations                  2.23             0.62            0.01           1.60             0.02
                                         --------------  ---------------   --------------- --------------  ---------------
Less Distributions to shareholders:
  From net investment income                     (0.17)           (0.10)          (0.09)         (0.13)           (0.03)
  From net realized gain                          0.00            (0.17)          (0.02)         (0.03)            0.00

                                         --------------  --------------- --------------- --------------  ---------------
Total distributions                              (0.17)           (0.27)          (0.11)         (0.16)           (0.03)
                                         --------------  --------------- --------------- --------------  ---------------

Net asset value, end of period                 $ 13.74          $ 11.68         $ 11.33        $ 11.43           $ 9.99
                                         ==============  =============== =============== ==============  ===============

Total Return                                    19.17%            5.72%           0.07%         16.11%            0.23% (c)

Ratios and Supplemental Data
Net assets, end of period (000)               $ 63,885         $ 25,141        $ 16,638        $ 7,084         $ 1,336
Ratio of expenses to average net assets          1.35%            1.35%           1.35%          1.35%            1.35% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                 1.35%            1.36%           1.37%          1.41%            1.62% (d)
Ratio of net investment income to
   average net assets                            0.97%            1.89%           0.73%          1.56%            1.84% (d)
Ratio of net investment income to
average net assets before waiver & reimbursement 0.97%            1.88%           0.71%          1.50%            1.57% (d)
Portfolio turnover rate                         18.17%           36.53%          55.72%         41.46%          187.85%

(a) For the period July 9, 1999 (commencement of operations) through June
30,2000. (b) Net investment income per share is based on average shares outstanding during the year. (c) Not annualized.
(d) Annualized.


See accompanying notes which are an integral part of the financial statements.
                                       13


                                Auxier Focus Fund
                          Notes to Financial Statements
                                  June 30, 2004

NOTE 1.  ORGANIZATION

    Auxier Focus Fund (the "Predecessor Fund") was organized as a non-diversified series of the AmeriPrime Funds on February 2, 1999 and commenced operations on July 9, 1999. On January 3, 2003, all assets and liabilities of the Predecessor Fund were acquired by the Auxier Focus Fund (the "Fund"), a series of Unified Series Trust (the "Trust"), in a tax-free reorganization. The Fund was organized as a non-diversified series of the Trust on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement") The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of the series of funds currently authorized by the Trustees. The Fund's investment objective is to provide long-term capital appreciation. The investment advisor to the Fund is Auxier Asset Management, LLC (the "Advisor").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                Auxier Focus Fund
                          Notes to Financial Statements
                            June 30, 2004 - continued


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES- continued

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long- term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.

Distributions to Shareholders- Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Foreign Currency- Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.



NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          Auxier Asset Management, LLC, serves as investment advisor to the Fund. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividends on securities sold short), Rule 12b-1 expenses (if any), fees and expenses of non-interested person Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average value

                                Auxier Focus Fund
                          Notes to Financial Statements
                            June 30, 2004 - continued


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES- continued

of its daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the year ended June 30, 2004, the Advisor earned a fee of $536,482 from the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the disinterested Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.35% of its average daily assets through October 31, 2004. For the year ended June 30, 2004, the Advisor reimbursed $1,469 to the Fund. At June 30, 2004, the Fund owed the Advisor $66,578

    The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the distributor during the year ended June 30, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.


NOTE 4.  PRIVATE PLACEMENTS

The Fund invested in the following private placements: CE Electric Funding Series Notes, $755,000, 6.853%, maturing December 30, 2004 and Mirant Corp Notes, $200,000, 7.90%, maturing July 15, 2009. At June 30, 2004, the notes were valued at 101.68 and 56.50, respectively, in accordance with the valuation policy of the Fund.



NOTE 5.  INVESTMENTS

For the fiscal year ended June 30, 2004 purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

 Purchases
       U.S. Government Obligations - Other $ 27,490,946 Sales
       U.S. Government Obligations - Other $ 6,084,604

                                Auxier Focus Fund
                          Notes to Financial Statements
                            June 30, 2004 - continued



NOTE 5.  INVESTMENTS - continued

For the fiscal year ended June 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:


            Gross Appreciation               $ 6,365,175
            Gross (Depreciation)                (696,202)
                                          ----------------
       Net Appreciation on                   $ 5,668,973
        Investments                       ================







At June 30, 2004, the aggregate cost of securities for Federal income tax purposes was $58,887,010. The difference between book cost of securities and tax cost of securities is due to the deferral of losses on wash sales of $22,698.


NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2004, Charles Schwab & Co. held, for the benefit of its customers, 50.57% of the outstanding Fund shares.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

On December 24, 2003, an income distribution of $0.1721 was declared. The dividend was paid on December 26, 2003 to shareholders of record on December 24, 2003.

The tax character of distributions paid during the fiscal years 2004 and 2003 were as follows:

Distributions paid from:

                                        2004             2003
                                 --------------    ------------
       Ordinary Income               $ 452,175        $172,069
       Short-Term Capital Gain               -         134,524
       Long-Term Capital Gain                -         154,560
                                 -------------     ------------
                                     $ 452,175        $461,153
                                 ==============    ============
As of June 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                Auxier Focus Fund
                          Notes to Financial Statements
                            June 30, 2004 - continued


NOTE 8. DISTRIBUTION TO SHAREHOLDERS- continued

Undistributed ordinary income/(accumulated losses)                $ 358,832
Undistributed long-term capital gain/(accumulated losses)           281,775
Unrealized appreciation/(depreciation)                            5,668,973
                                                             --------------
                                                                $ 6,309,580
                                                             ===============


The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales.


NOTE 9. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending June 30, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal year ended June 30, 2003 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal year ended June 30, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To The Shareholders and
Board of Trustees
Auxier Focus Fund
(a series of Unified Series Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Auxier Focus Fund as of June 30, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended June 30, 2003 and the financial highlights for the periods indicated prior to June 30, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of June 30, 2004 by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Auxier Focus Fund as of June 30, 2004, the results of its operations, changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



Cohen McCurdy, Ltd.
Westlake, Ohio  44145
August 25, 2004

20

Trustees and Officers (Unaudited)
---------------------------------

Independent Trustees

----------------------------------------- ----------------------------------------------------------------------------
Name, Address*, (Date of Birth),          Principal Occupation During Past 5 Years and Other  Directorships
Position with Fund Complex,**
Term of Position with Trust
----------------------------------------- ----------------------------------------------------------------------------
----------------------------------------- ----------------------------------------------------------------------------
Gary E. Hippenstiel (1947)                Director, Vice President and Chief Investment Officer of Legacy Trust
                                          Company, N.A. since 1992. Trustee of AmeriPrime Funds since 1995, and
Trustee, December 2002 to present         AmeriPrime Advisors Trust since July 2002. Trustee of CCMI Funds since
                                          June 2003, Access Insurance Variable, April 2003 to present.



----------------------------------------- ----------------------------------------------------------------------------
----------------------------------------- ----------------------------------------------------------------------------
Stephen A. Little (1946)                  President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Funds since December 2002 and
Trustee, December 2002 to present         AmeriPrime Advisors Trust since November 2002. Trustee of CCMI Funds since
                                          June 2003.
----------------------------------------- ----------------------------------------------------------------------------
----------------------------------------- ----------------------------------------------------------------------------
Daniel J. Condon (1950)                   Vice President and General Manager, International Crankshaft Inc., an
                                          automotive equipment manufacturing company, 1990 to present; Trustee, The
Trustee, December 2002 to present         Unified Funds, from 1994 to 2002; Trustee,Star Select Funds, a REIT mutual fund, from 1997 to 2000. Trustee of AmeriPrime Funds since December 2002 and AmeriPrime Advisors Trust since November 2002. Trustee of CCMI Funds since June 2003.
----------------------------------------- ----------------------------------------------------------------------------
Interested Trustees and Principal Officers

------------------------------------------------ ---------------------------------------------------------------------
Name, (Date of Birth), Position with Fund        Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust           and Other Directorships
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Timothy L. Ashburn (1950)***                     Employed by Unified Financial Services, Inc., Chairman of Unified
                                                 Financial Services, Inc. 1989 to 2004, Chief Executive Officer from
Trustee and Chairman, October 2002 to            1989 to 1992 and 1994 to April 2002 and President from November 1997
present, President, December 2002 to July        to April 2000 Trustee of AmeriPrime Advisors Trust since November 2002
2004 and Asst. Secretary, December 2003          and AmeriPrime Funds since December 2002 Trustee of CCMI Funds since
to present.                                      June 2003.


------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Ronald C. Tritschler (1952)****
 Trustee, December 2002 to present               Chief Executive Officer, Director and legal counsel of The Webb
                                                 Companies, a national real estate company, from 2001 to present;
                                                 Executive Vice President and Director of The Webb Companies from
                                                 1990 to 2000; Director, The Lexington Bank, from 1998 to present;
                                                 Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
                                                 Trustee of AmeriPrime Advisors Trust since November 2002 and
                                                 AmeriPrime Funds since December 2002.  Trustee of CCMI Funds since
                                                 June 2003.



------------------------------------------------ -----------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------
Thomas G. Napurano (1941)                        Chief Financial Officer and Executive Vice President of Unified
                                                 Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer,           administrator and Distributor; Director, Unified Financial
December 2002 to present                         Services, Inc., from 1989 to March 2002.  CFO of AmeriPrime Funds and  AmeriPrime Advisors Trust since October 2002.  CFO of CCMI
                                                 Funds since June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Carol Highsmith (1964)                           Vice President, Unified Fund Services, Inc. 2003 to present;
                                                 Employed by Unified Fund Services, Inc. (November 1994 to present).
Secretary, December 2002 to present              Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust since
                                                 December 2003.
------------------------------------------------ ---------------------------------------------------------------------
*    The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN  46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and
Unified Series Trust. The Fund Complex consists of 32 series.

*** Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex. **** Mr.
Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

                                       20



                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30, 2004 are available without charge, upon request by calling the Fund at (877) 328-9437 and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
Auxier Asset Management.
5000 S.W Meadows Road
Suite 410
Lake Oswego, OR 97035

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn  LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant [has/has not] adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
         (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
         (3) Compliance with applicable governmental laws, rules, and regulations;
         (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code;
                  and
         (5)      Accountability for adherence to the code.

(c) Amendments:

(d) Waivers:


During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


Item 3. Audit Committee Financial Expert.


(a) The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

T

Item 4. Principal Accountant Fees and Services.


(a)      Audit Fees

         FY 2003           $ 12,080
         FY 2004           $ 13,000

(b)      Audit-Related Fees

                          Registrant             Adviser

         FY 2003           $ 0                     $0
         FY 2004           $ 0                     $0
         Nature of the fees:

(c)      Tax Fees

                          Registrant             Adviser

         FY 2003           $ 600                   $ 0
         FY 2004           $ 675                   $ 0
         Nature of the fees:        Preparation of the tax forms

(d)      All Other Fees

                         Registrant              Adviser

         FY 2003           $ 1,107                 $ 0
         FY 2004           $ 325                   $ 0
                  Nature of the fees:  Out of Pocket

(e) (1) Audit Committee's Pre-Approval Policies

     The Audit Committee Charter requires that Audit Committee to be responsible for the selection, retention, or termination of auditors, and in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non audit services provided by the independent auditors to the Trust's investment advisor, or any entity controlling, controlled by, or under common control with the investment advisor and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust and (v) receive the auditors' specific representations as to their independence.



 (2)      Percentages of Services Approved by the Audit Committee

                         Registrant          Adviser

 Audit-Related Fees:       100  %             100%
 Tax Fees:                 100  %             100%
 All Other Fees:           100  %             100%


(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.


(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                        Registrant          Adviser

         FY 2003           $ 0                $ 0
         FY 2004           $ 0                $ 0

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.


Item 6.  Schedule of Investments.  Not applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.


Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Code is filed herewith

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Advisors Trust

By
*       /s/ Anthony Ghoston
         Anthony Ghoston, President

Date              September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*      /s/ Anthony Ghoston
         Anthony Ghoston, President

Date     September 8, 2004

By
*    /s/   Thomas Napurano
         Thomas Napurano, Chief Financial Officer and Treasurer

Date     September 8, 2004